Label	Element	Value
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	ESG Diversified Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

ESG Diversified Portfolio and ESG Diversified Growth Portfolio – In the Principal Investment Strategies subsection for both of these Funds, the last sentence of the sixth paragraph and the first sentence of the seventh paragraph of subsection (2) ESG Underlying Fund Oversight are deleted and replaced with the following:

To be selected for investment, an ESG Underlying Fund must satisfy PLFA’s ESG investment criteria as follows:

i)	An ESG Underlying Fund must meet a minimum ESG rating set by PLFA that is based on ratings provided by one or more established third party ESG ratings providers at the time of investment.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 23, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”) and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.